Fair Value of Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Business combination, contingent consideration, liability		$ 1,303
Non cash compensation expense contingent payment	$ 0	1,300	$ 900
Accrued Expenses And Other Liabilities [Member]
Business combination, contingent consideration, liability	0	1,300
Ultralox [Member]
Business combination, contingent consideration arrangements, range of outcomes, value, low	0
Business combination, contingent consideration arrangements, range of outcomes, value, high	30,000
Contingent liability, payments	1,700	2,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contingent liability	5,300
Contingent consideration related to non-employee owners	2,800
Contingent consideration related compensation expenses	2,500
Adjustment in fair value of contingent payment	$ 900
Additional contingent liability, payments		$ 3,400
Ultralox [Member] | Measurement Input, EBITDA Multiple [Member]
Business combination, contingent consideration, liability, measurement input	39